STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - CIK 0001844840 Artisan Acquisition Corp - 11 months ended Dec. 31, 2021 - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Accumulated losses	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Feb. 01, 2021	$ 0	$ 0	$ 0	$ 0			$ 0
Balance at the beginning (in shares) at Feb. 01, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 1,013	23,987				25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		10,125,000
Sale of 33,934,235 units in Initial Public Offering, less fair value of public warrants, net of offering costs	$ 3,393		311,361,776				311,365,169
Sale of 33,934,235 units in Initial Public Offering, less fair value of public warrants, net of offering costs (in shares)	33,934,235
Excess of cash received from Sponsor over fair value of Private Placement Warrants			3,807,635				3,807,635
Record fair value of initial derivative asset - forward purchase agreement			389,642				389,642
Forfeiture of Class B ordinary shares		$ (14)	14
Forfeiture of Class B ordinary shares (in shares)		(141,441)
Forfeiture of Class B ordinary share (in shares)		(1)
Reversal of offering costs				9,343			9,343
Class A ordinary shares subject to possible redemption	$ (3,393)		(315,528,723)	(23,779,904)			(339,312,020)
Class A ordinary shares subject to possible redemption (in shares)	(33,934,235)
Remeasurement of Class A ordinary shares to redemption value			(30,330)				(30,330)
Net loss				(3,307,421)	$ (2,337,177)	$ (970,244)	(3,307,421)
Balance at the end at Dec. 31, 2021		$ 999	$ 24,001	$ (27,077,982)			$ (27,052,982)
Balance at the end (in shares) at Dec. 31, 2021		9,983,558